Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets

Property and equipment, net, are stated at cost less accumulated depreciation and impairment, if any. The straight-line method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Leasehold improvements	The shorter of remaining lease terms or the estimated useful lives
Transportation equipment	5-10 years
Equipment and office furniture	1-5 years
Office buildings	31 or 50 years
Office building related facility, machinery and equipment	1-5 years

Schedule of Amortization is Computed Using the Straight-Line Method

Amortization is computed using the straight-line method over the following estimated useful lives as it reflects the estimated pattern in which the economic benefits of the intangible assets are to be consumed:

Useful life
Customer relationship	10 years
Client lists	2 years
Software	3 – 10 years
License	20 years
Collaboration agreement	4 years